Derivative Currency swap contract List (Details) - 12 months ended Dec. 31, 2020 - Currency swap contracts
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	USD ($)	HKD ($)	CHF (SFr)	AUD ($)	EUR (€)	SEK (kr)
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 102,470
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7
Derivative, Term of Contract	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029
Contract Interest rate Pay	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%	3.14%
Contract Interest rate Receive	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale
Contract Amount Pay	₩ 105,017
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,050.17	1,050.17	1,050.17	1,050.17	1,050.17	1,050.17	1,050.17
Derivative, Term of Contract	2014~2024	2014~2024	2014~2024	2014~2024	2014~2024	2014~2024	2014~2024
Contract Interest rate Pay	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%	4.92%
Contract Interest rate Receive	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 107,970
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,079.7	1,079.7	1,079.7	1,079.7	1,079.7	1,079.7	1,079.7
Derivative, Term of Contract	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024
Contract Interest rate Pay	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Contract Interest rate Receive	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Contract Amount Pay	₩ 94,219
Contract Amount Receive | $		$ 86,920
Contract exchange rate	1,083.97	1,083.97	1,083.97	1,083.97	1,083.97	1,083.97	1,083.97
Derivative, Term of Contract	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024
Contract Interest rate Pay	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Contract Interest rate Receive	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 21,708
Contract Amount Receive | $		$ 19,417
Contract exchange rate	1,118	1,118	1,118	1,118	1,118	1,118	1,118
Derivative, Term of Contract	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027
Contract Interest rate Pay	5.04%	5.04%	5.04%	5.04%	5.04%	5.04%	5.04%
Contract Interest rate Receive	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 296,000
Contract Amount Receive | $		$ 250,000
Contract exchange rate	1,184	1,184	1,184	1,184	1,184	1,184	1,184
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Interest rate Pay	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 177,600
Contract Amount Receive | $		$ 150,000
Contract exchange rate	1,184	1,184	1,184	1,184	1,184	1,184	1,184
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Interest rate Pay	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 118,400
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,184	1,184	1,184	1,184	1,184	1,184	1,184
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Interest rate Pay	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 241,320
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Interest rate Pay	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 241,320
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Interest rate Pay	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract Amount Pay	₩ 120,660
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Interest rate Pay	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract Amount Pay	₩ 76,355
Contract Amount Receive | $		$ 70,445
Contract exchange rate	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Interest rate Pay	5.83%	5.83%	5.83%	5.83%	5.83%	5.83%	5.83%
Contract Interest rate Receive	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank
Contract Amount Pay	₩ 112,930
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Contract Amount Pay	₩ 112,930
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America	Bank of America
Contract Amount Pay	₩ 112,930
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract Amount Pay	₩ 112,930
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3	1,129.3
Derivative, Term of Contract	2016~2022	2016~2022	2016~2022	2016~2022	2016~2022	2016~2022	2016~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay	₩ 111,770
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 111,770
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Contract Amount Pay	₩ 111,770
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank	Deutsche Bank
Contract Amount Pay	₩ 55,885
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7	1,117.7
Derivative, Term of Contract	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022	2012~2022
Contract Interest rate Pay	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%	2.79%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 111,190
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Interest rate Pay	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 111,190
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 55,595
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 55,595
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Interest rate Pay	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Interest rate Pay	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Interest rate Pay	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%	3.13%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 108,600
Contract Amount Receive | $			$ 800,000
Contract exchange rate	135.75	135.75	135.75	135.75	135.75	135.75	135.75
Derivative, Term of Contract	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028
Contract Interest rate Pay	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%
Contract Interest rate Receive	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract Amount Pay	₩ 115,387
Contract Amount Receive | $			$ 850,000
Contract exchange rate	135.75	135.75	135.75	135.75	135.75	135.75	135.75
Derivative, Term of Contract	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028
Contract Interest rate Pay	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%
Contract Interest rate Receive	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 170,280
Contract Amount Receive | $		$ 150,000
Contract exchange rate	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Contract Interest rate Receive	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 170,280
Contract Amount Receive | $		$ 150,000
Contract exchange rate	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%	2.18%
Contract Interest rate Receive	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 113,520
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%
Contract Interest rate Receive	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract Amount Pay	₩ 227,040
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%
Contract Interest rate Receive	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank	Citibank
Contract Amount Pay	₩ 239,956
Contract Amount Receive | SFr				SFr 200,000
Contract exchange rate	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Interest rate Pay	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%
Contract Interest rate Receive	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 119,978
Contract Amount Receive | SFr				SFr 100,000
Contract exchange rate	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78
Derivative, Term of Contract	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027
Contract Interest rate Pay	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Contract Interest rate Receive	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Contract Amount Pay | $		$ 205,500
Contract Amount Receive | $					$ 300,000
Contract exchange rate	0.69	0.69	0.69	0.69	0.69	0.69	0.69
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Interest rate Pay	3M Libor + 0.78%	3M Libor + 0.78%	3M Libor + 0.78%	3M Libor + 0.78%	3M Libor + 0.78%	3M Libor + 0.78%	3M Libor + 0.78%
Contract Interest rate Receive	3M BBSW + 0.97%	3M BBSW + 0.97%	3M BBSW + 0.97%	3M BBSW + 0.97%	3M BBSW + 0.97%	3M BBSW + 0.97%	3M BBSW + 0.97%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract Amount Pay	₩ 118,780
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,187.80	1,187.80	1,187.80	1,187.80	1,187.80	1,187.80	1,187.80
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Interest rate Pay	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Contract Interest rate Receive	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract Amount Pay	₩ 118,780
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,187.80	1,187.80	1,187.80	1,187.80	1,187.80	1,187.80	1,187.80
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Interest rate Pay	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Contract Interest rate Receive	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 118,780
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,187.80	1,187.80	1,187.80	1,187.80	1,187.80	1,187.80	1,187.80
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Interest rate Pay	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Contract Interest rate Receive	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,189.10	1,189.10	1,189.10	1,189.10	1,189.10	1,189.10	1,189.10
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Interest rate Pay	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Contract Interest rate Receive	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,189.10	1,189.10	1,189.10	1,189.10	1,189.10	1,189.10	1,189.10
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Interest rate Pay	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Contract Interest rate Receive	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,189.10	1,189.10	1,189.10	1,189.10	1,189.10	1,189.10	1,189.10
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Interest rate Pay	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Contract Interest rate Receive	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 121,000
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00
Derivative, Term of Contract	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021
Contract Interest rate Pay	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract Amount Pay	₩ 121,000
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00
Derivative, Term of Contract	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021
Contract Interest rate Pay	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas
Contract Amount Pay	₩ 121,000
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00	1,210.00
Derivative, Term of Contract	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021	2016~2021
Contract Interest rate Pay	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%	3M Libor + 2.10%
Contract Interest rate Receive	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 52,457
Contract Amount Receive | €						€ 40,000
Contract exchange rate	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Interest rate Pay	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Contract Interest rate Receive	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 59,423
Contract Amount Receive | kr							kr 450,000
Contract exchange rate	132.05	132.05	132.05	132.05	132.05	132.05	132.05
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Interest rate Pay	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%	2.62%
Contract Interest rate Receive	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 112,650
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,126.50	1,126.50	1,126.50	1,126.50	1,126.50	1,126.50	1,126.50
Derivative, Term of Contract	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022
Contract Interest rate Pay	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Contract Interest rate Receive	3.38%	3.38%	3.38%	3.38%	3.38%	3.38%	3.38%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract Amount Pay	₩ 112,650
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,126.50	1,126.50	1,126.50	1,126.50	1,126.50	1,126.50	1,126.50
Derivative, Term of Contract	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022
Contract Interest rate Pay	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Contract Interest rate Receive	3.38%	3.38%	3.38%	3.38%	3.38%	3.38%	3.38%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 112,650
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,126.50	1,126.50	1,126.50	1,126.50	1,126.50	1,126.50	1,126.50
Derivative, Term of Contract	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022
Contract Interest rate Pay	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Contract Interest rate Receive	3.38%	3.38%	3.38%	3.38%	3.38%	3.38%	3.38%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 320,880
Contract Amount Receive | $		$ 300,000
Contract exchange rate	1,069.60	1,069.60	1,069.60	1,069.60	1,069.60	1,069.60	1,069.60
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%
Contract Interest rate Receive	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas
Contract Amount Pay	₩ 111,841
Contract Amount Receive | SFr				SFr 100,000
Contract exchange rate	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Interest rate Pay	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Contract Interest rate Receive	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract Amount Pay	₩ 111,841
Contract Amount Receive | SFr				SFr 100,000
Contract exchange rate	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Interest rate Pay	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Contract Interest rate Receive	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 117,340
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,173.40	1,173.40	1,173.40	1,173.40	1,173.40	1,173.40	1,173.40
Derivative, Term of Contract	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022
Contract Interest rate Pay	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 117,340
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,173.40	1,173.40	1,173.40	1,173.40	1,173.40	1,173.40	1,173.40
Derivative, Term of Contract	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022
Contract Interest rate Pay	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract Amount Pay	₩ 117,340
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,173.40	1,173.40	1,173.40	1,173.40	1,173.40	1,173.40	1,173.40
Derivative, Term of Contract	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022	2019~2022
Contract Interest rate Pay	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Contract Interest rate Receive	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 212,960
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,064.80	1,064.80	1,064.80	1,064.80	1,064.80	1,064.80	1,064.80
Derivative, Term of Contract	2018~2021	2018~2021	2018~2021	2018~2021	2018~2021	2018~2021	2018~2021
Contract Interest rate Pay	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 212,960
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,064.80	1,064.80	1,064.80	1,064.80	1,064.80	1,064.80	1,064.80
Derivative, Term of Contract	2018~2021	2018~2021	2018~2021	2018~2021	2018~2021	2018~2021	2018~2021
Contract Interest rate Pay	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Contract Interest rate Receive	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 226,600
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 113,300
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%	1.94%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Contract Amount Pay	₩ 113,300
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 56,650
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract Amount Pay	₩ 56,650
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00	1,133.00
Derivative, Term of Contract	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022	2017~2022
Contract Interest rate Pay	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Contract Interest rate Receive	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%	2.63%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 169,335
Contract Amount Receive | $		$ 150,000
Contract exchange rate	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%
Contract Interest rate Receive	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 169,335
Contract Amount Receive | $		$ 150,000
Contract exchange rate	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%
Contract Interest rate Receive	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Contract Amount Pay	₩ 112,890
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%
Contract Interest rate Receive	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 56,445
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%
Contract Interest rate Receive	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract Amount Pay	₩ 56,445
Contract Amount Receive | $		$ 50,000
Contract exchange rate	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90	1,128.90
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Interest rate Pay	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%
Contract Interest rate Receive	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%	3.88%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Contract Amount Pay	₩ 245,560
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,227.80	1,227.80	1,227.80	1,227.80	1,227.80	1,227.80	1,227.80
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Contract Amount Pay	₩ 245,560
Contract Amount Receive | $		$ 200,000
Contract exchange rate	1,227.80	1,227.80	1,227.80	1,227.80	1,227.80	1,227.80	1,227.80
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract Amount Pay	₩ 122,780
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,227.80	1,227.80	1,227.80	1,227.80	1,227.80	1,227.80	1,227.80
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Interest rate Pay	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Contract Interest rate Receive	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%